1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 2.0%

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	235,500	$6,019,380

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,994,680)		$6,019,380

	Par Value

MUNICIPAL BONDS – 93.9%

ALABAMA – 0.4%

HIGHER EDUCATION – 0.4%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	1,079,593

TOTAL ALABAMA		$1,079,593

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,897,545

TOTAL ALASKA		$1,897,545

ARIZONA – 3.6%

DEVELOPMENT – 0.1%

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	90,000	92,801

EDUCATION – 1.5%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,063,807
5.00%, 11/01/30	1,000,000	1,090,872
5.00%, 11/01/32	865,000	939,677

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,500,000	1,557,967

TOTAL EDUCATION		$4,652,323

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A) 5.00%, 09/01/34	1,000,000	1,108,209
5.00%, 09/01/35	725,000	796,060
5.00%, 09/01/36	500,000	541,547

TOTAL MEDICAL		$2,445,816

Description	Par Value	Value

UTILITIES – 1.2%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	$3,000,000	$3,632,296

TOTAL ARIZONA		$10,823,236

CALIFORNIA – 1.7%

AIRPORT – 0.9%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	880,213

City of Los Angeles Department of Airports, CA, Revenue Bonds 4.00%, 05/15/35	600,000	615,894
4.00%, 05/15/36	800,000	811,786
4.00%, 05/15/37	500,000	502,619

TOTAL AIRPORT		$2,810,512

GENERAL – 0.4%

Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,053,520

GENERAL OBLIGATIONS – 0.4%

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,243,082

TOTAL CALIFORNIA		$5,107,114

COLORADO – 5.0%

AIRPORT – 0.9%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,749,801

HIGHER EDUCATION – 0.8%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,380,534

MEDICAL – 1.8%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,386,487

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,112,535

TOTAL MEDICAL		$5,499,022

TRANSPORTATION – 0.9%

E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A) 5.00%, 09/01/27	1,000,000	1,118,231
5.00%, 09/01/34	1,300,000	1,513,046

TOTAL TRANSPORTATION		$2,631,277

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	$1,750,000	$1,924,358

TOTAL COLORADO		$15,184,992

CONNECTICUT – 2.4%

GENERAL OBLIGATIONS – 0.9%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,838,295

HIGHER EDUCATION – 0.9%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,514,090

University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,092,180

TOTAL HIGHER EDUCATION		$2,606,270

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1) 4.00%, 07/01/28	685,000	705,992
4.00%, 07/01/29	500,000	516,916
4.00%, 07/01/30	600,000	620,964

TOTAL MEDICAL		$1,843,872

TOTAL CONNECTICUT		$7,288,437

DISTRICT OF COLUMBIA – 1.3%

GENERAL – 0.8%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A) 5.00%, 10/01/30	610,000	720,762
5.00%, 10/01/31	875,000	1,028,119
5.00%, 10/01/32	500,000	586,199

TOTAL GENERAL		$2,335,080

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,651,723

TOTAL DISTRICT OF COLUMBIA		$3,986,803

FLORIDA – 3.0%

AIRPORT – 0.4%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,074,246

GENERAL OBLIGATIONS – 0.7%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,115,147

Description	Par Value	Value

HIGHER EDUCATION – 1.6%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 04/01/28	$750,000	$824,109
5.00%, 04/01/30	750,000	815,985
5.00%, 04/01/31	750,000	813,850
5.00%, 04/01/33	750,000	811,319

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,695,912

TOTAL HIGHER EDUCATION		$4,961,175

HOUSING – 0.3%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A) 5.00%, 02/01/25	500,000	520,565
5.00%, 02/01/26	500,000	531,529

TOTAL HOUSING		$1,052,094

TOTAL FLORIDA		$9,202,662

GEORGIA – 2.3%

GENERAL – 2.3%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	594,000	640,737

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A) 4.00%, 07/01/52	3,000,000	3,058,934
5.00%, 06/01/53	3,000,000	3,185,995

TOTAL GEORGIA		$6,885,666

ILLINOIS – 11.2%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,286,557

GENERAL – 3.9%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	6,295,000	6,782,100

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,768,880

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,135,428

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,106,446

TOTAL GENERAL		$11,792,854

GENERAL OBLIGATIONS – 5.8%

Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D)

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 01/01/26	$1,250,000	$1,271,292
5.00%, 01/01/27	3,455,000	3,514,675

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A) 5.00%, 01/01/25	3,000,000	3,072,664
5.00%, 01/01/32	3,000,000	3,233,706

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A) 5.00%, 10/01/29	2,000,000	2,161,785
5.00%, 10/01/33	1,000,000	1,065,943

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,219,112

TOTAL GENERAL OBLIGATIONS		$17,539,177

HOUSING – 0.3%

Illinois Housing Development Authority, IL, Revenue Bonds, Ogden Commons, 4.00%, 07/01/43	1,000,000	1,015,748

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,634,797

TOTAL ILLINOIS		$34,269,133

INDIANA – 2.3%

DEVELOPMENT – 2.2%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,734,030

HOUSING – 0.1%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	320,000	320,145

TOTAL INDIANA		$7,054,175

KENTUCKY – 1.6%

GENERAL – 1.6%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	3,000,000	2,995,919

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	2,000,000	2,006,461

TOTAL KENTUCKY		$5,002,380

MARYLAND – 2.1%

AIRPORT – 0.9%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B) 5.00%, 08/01/28	730,000	804,417
5.00%, 08/01/29	500,000	557,399
5.00%, 08/01/30	515,000	580,320
5.00%, 08/01/31	650,000	741,390

TOTAL AIRPORT		$2,683,526

Description	Par Value	Value

GENERAL OBLIGATIONS – 1.2%

State of Maryland, MD, GO Unlimited, School Improvements, AD Valorem Property Tax, (Series A), 5.00%, 06/01/33	$3,000,000	$3,694,902

TOTAL MARYLAND		$6,378,428

MASSACHUSETTS – 1.1%

HIGHER EDUCATION – 0.8%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L) 5.00%, 10/01/30	1,180,000	1,282,024
5.00%, 10/01/31	1,000,000	1,082,914

TOTAL HIGHER EDUCATION		$2,364,938

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,070,446

TOTAL MASSACHUSETTS		$3,435,384

MICHIGAN – 1.7%

SCHOOL DISTRICT – 1.2%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax 4.00%, 05/01/33	1,330,000	1,424,793
4.00%, 05/01/34	1,000,000	1,064,977

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,054,864

TOTAL SCHOOL DISTRICT		$3,544,634

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC , 5.50%, 07/01/29	150,000	167,554

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,512,377

TOTAL WATER		$1,679,931

TOTAL MICHIGAN		$5,224,565

MINNESOTA – 0.8%

HOUSING – 0.8%

Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,612,461	2,463,987

TOTAL MINNESOTA		$2,463,987

NEBRASKA – 0.6%

HOUSING – 0.6%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	1,780,000	1,775,578

TOTAL NEBRASKA		$1,775,578

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEVADA – 1.4%

GENERAL OBLIGATIONS – 1.4%

Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	$1,250,000	$1,252,869

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,144,186

TOTAL NEVADA		$4,397,055

NEW JERSEY – 4.7%

EDUCATION – 0.4%

New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,188,592

GENERAL – 2.5%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,060,494

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	231,971

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System) 5.00%, 12/15/28	2,135,000	2,406,167
5.00%, 12/15/34	3,000,000	3,281,273

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	564,599

TOTAL GENERAL		$7,544,504

HIGHER EDUCATION – 1.4%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,113,028

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,067,723

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,070,418

TOTAL HIGHER EDUCATION		$4,251,169

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	404,169

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM) 5.00%, 07/15/28	250,000	279,431
5.00%, 07/15/29	250,000	283,701
5.00%, 07/15/30	250,000	288,006

TOTAL SCHOOL DISTRICT		$851,138

TOTAL NEW JERSEY		$14,239,572

Description	Par Value	Value

NEW YORK – 7.4%

DEVELOPMENT – 1.1%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	$3,000,000	$3,458,137

GENERAL – 2.6%

New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, (Series D), 4.00%, 11/01/46	990,000	973,781

New York State Thruway Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 03/15/33	4,000,000	4,902,702

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,034,381

TOTAL GENERAL		$7,910,864

GENERAL OBLIGATIONS – 1.1%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)
5.00%, 09/01/36	1,600,000	1,876,955
4.00%, 08/01/37	1,500,000	1,532,922

TOTAL GENERAL OBLIGATIONS		$3,409,877

HIGHER EDUCATION – 0.8%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,169,990

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,089,213

TOTAL HIGHER EDUCATION		$2,259,203

HOUSING – 0.6%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,852,226

MEDICAL – 0.0%**

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	15,000	15,187

TRANSPORTATION – 1.2%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series) 4.00%, 03/15/30	1,000,000	1,044,687
5.00%, 09/15/31	2,500,000	2,738,369

TOTAL TRANSPORTATION		$3,783,056

TOTAL NEW YORK		$22,688,550

NORTH CAROLINA – 2.1%

POWER – 1.6%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,864,424

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.5%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	$1,250,000	$1,397,172

TOTAL NORTH CAROLINA		$6,261,596

OHIO – 4.9%

GENERAL OBLIGATIONS – 0.8%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A)
5.00%, 03/01/34	1,000,000	1,227,944
5.00%, 03/01/35	1,000,000	1,214,137

TOTAL GENERAL OBLIGATIONS		$2,442,081

HIGHER EDUCATION – 1.0%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,124,405

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	2,039,700

TOTAL HIGHER EDUCATION		$3,164,105

MEDICAL – 1.5%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,311,600

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded – Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	10,168

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,317,831

TOTAL MEDICAL		$4,639,599

POWER – 1.1%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,464,917

TRANSPORTATION – 0.5%

Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,355,000	1,378,126

TOTAL OHIO		$15,088,828

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,185,683

TOTAL OREGON		$1,185,683

PENNSYLVANIA – 8.9%

AIRPORT – 1.1%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A), 5.00%, 01/01/28	1,500,000	1,631,546

Description	Par Value	Value

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	$1,500,000	$1,613,398

TOTAL AIRPORT		$3,244,944

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Resource Recovery Improvement Revenue Bonds, (Waste Management Inc., Project), (Series A), 1.75%, 08/01/38	3,000,000	2,901,998

HIGHER EDUCATION – 1.7%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,092,804

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,186,819

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/25	700,000	728,113
5.00%, 11/01/26	350,000	368,660
5.00%, 11/01/27	600,000	638,872
5.00%, 11/01/28	1,100,000	1,181,744

TOTAL HIGHER EDUCATION		$5,197,012

MEDICAL – 0.9%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,810,786

TOBACCO SETTLEMENT – 0.4%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,101,950

TRANSPORTATION – 1.3%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,227,162

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B) 5.00%, 12/01/35	500,000	586,673
5.00%, 12/01/36	500,000	580,494
5.00%, 12/01/37	500,000	570,124

TOTAL TRANSPORTATION		$3,964,453

UTILITIES – 0.4%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,187,964

WATER – 2.2%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,316,103

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	$340,000	$418,587

TOTAL WATER		$6,734,690

TOTAL PENNSYLVANIA		$27,143,797

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,219,834

TOTAL RHODE ISLAND		$1,219,834

SOUTH CAROLINA – 1.7%

HOUSING – 0.2%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	635,000	635,726

TOBACCO SETTLEMENT – 1.5%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	3,600,000	4,443,275

TOTAL SOUTH CAROLINA		$5,079,001

TENNESSEE – 0.4%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,250,886

TOTAL TENNESSEE		$1,250,886

TEXAS – 9.2%

AIRPORT – 0.3%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,037,738

EDUCATION – 0.7%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 08/15/27	1,000,000	1,109,836
5.00%, 08/15/29	1,000,000	1,129,027

TOTAL EDUCATION		$2,238,863

GENERAL – 0.7%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	1,022,702
4.00%, 08/15/32	1,000,000	1,019,473

TOTAL GENERAL		$2,042,175

GENERAL OBLIGATIONS – 3.0%

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/23	100,000	100,201
4.00%, 04/01/24	100,000	101,332
4.00%, 04/01/25	100,000	103,025
4.00%, 04/01/26	100,000	104,083
4.00%, 04/01/27	100,000	105,218

Description	Par Value	Value
4.00%, 04/01/28	$535,000	$568,848
4.00%, 04/01/29	100,000	107,181
4.00%, 04/01/30	100,000	107,911
4.00%, 04/01/31	350,000	375,797
4.00%, 04/01/32	100,000	106,946
4.00%, 04/01/33	100,000	106,327
4.00%, 04/01/34	100,000	105,467
4.00%, 04/01/35	100,000	104,392
4.00%, 04/01/36	380,000	391,394

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,343,612

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,248,670

TOTAL GENERAL OBLIGATIONS		$9,080,404

MEDICAL – 0.9%

Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, School Health Care System (Series B), 6.25%, 07/01/27	1,150,000	1,255,256

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,623,293

TOTAL MEDICAL		$2,878,549

SCHOOL DISTRICT – 1.2%

Dallas Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 5.00%, 02/15/24	2,500,000	2,566,523

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,039,946

TOTAL SCHOOL DISTRICT		$3,606,469

TRANSPORTATION – 1.3%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,611,631

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,030,078

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,261,175

TOTAL TRANSPORTATION		$3,902,884

UTILITIES – 1.1%

Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	3,205,000	3,323,163

TOTAL TEXAS		$28,110,245

UTAH – 4.5%

AIRPORT – 1.9%

Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,276,931
5.00%, 07/01/33	2,500,000	2,723,256

TOTAL AIRPORT		$6,000,187

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 2.6%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	$2,500,000	$2,628,211
5.13%, 02/15/33	4,990,000	5,220,466

TOTAL MEDICAL		$7,848,677

TOTAL UTAH		$13,848,864

WASHINGTON – 5.3%

GENERAL – 2.4%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	6,985,000	7,250,568

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,879,753

POWER – 1.2%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,656,435

SCHOOL DISTRICT – 1.1%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,283,907

TOTAL WASHINGTON		$16,070,663

WISCONSIN – 0.9%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

Description	Par Value	Value
4.00%, 01/01/32	$500,000	$506,965
4.00%, 01/01/33	500,000	504,582

TOTAL MEDICAL		$1,011,547

POWER – 0.6%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,781,425

TOTAL WISCONSIN		$2,792,972

TOTAL MUNICIPAL BONDS (Cost $296,726,809)		$286,437,224

	Number of Shares
MONEY MARKET FUND – 4.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	14,754,503	14,754,503

TOTAL MONEY MARKET FUND (Cost $14,754,503)		$14,754,503

TOTAL INVESTMENTS – 100.7% (Cost $317,475,992)		$307,211,107

OTHER ASSETS LESS LIABILITIES – (0.7)%		(2,201,929)

TOTAL NET ASSETS – 100.0%		$305,009,178

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$6,019,380	$—	$—	$6,019,380
Municipal Bonds	—	286,437,224	—	286,437,224
Money Market Fund	14,754,503	—	—	14,754,503

Total	$20,773,883	$286,437,224	$—	$307,211,107

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)